Reconciliation of the differences between basic and diluted earnings per share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥ 91,810	¥ 76,015	¥ 56,272
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥ 91,807	¥ 75,958	¥ 56,208
Weighted-average shares, basic:
Weighted-average shares, basic	296,808	279,873	272,078
Weighted-average shares, diluted:
Weighted-average shares, diluted	297,891	296,655	290,478
Basic net income attributable to Nidec Corporation per share
Net income attributable to Nidec Corporation	¥ 309.32	¥ 271.61	¥ 206.82
Diluted net income attributable to Nidec Corporation per share
Net income attributable to Nidec Corporation	¥ 308.19	¥ 256.05	¥ 193.50
Zero Coupon Convertible Bonds Due 2015
Effect of dilutive securities:
Zero coupon convertible bonds	¥ (3)	¥ (57)	¥ (64)
Effect of dilutive securities
Zero coupon convertible bonds	1,083	16,782	18,400